5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2018
New/Amended Standard 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted	IFRS 16 - Leases. Description: Requires a review on lease arrangements for both lessors and lessees, replacing IAS 17. The definitions of finance lease disappear, except for short-term leases and contracts involving immaterial amounts.
Applicable to annual periods beginning on or after	Jan. 01, 2019
New/Amended Standard 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted	IFRIC 23 - Uncertainty over income tax treatments. Description: Clarify the recognition when there are uncertainties over income tax treatments regulated by IAS 12 - Income Taxes.
Applicable to annual periods beginning on or after	Jan. 01, 2019